ACQUISITIONS AND DISPOSALS (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($) Company	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Acquisitions [Abstract]
Number of companies acquired | Company		3
Allowance for credit losses		$ 26,410
Remeasurement gain of previously held interest		3,003
Fulfilled by [Abstract]
Goodwill		216,278	$ 30,952
Disposals [Abstract]
Derecognized goodwill		15,247
Recognized gain on disposal		62,115	$ 0	$ 0
Gain from remeasurement of remaining interest		$ 37,083
Maximum [Member]
Acquisitions [Abstract]
Amortization period		8 years
Acquisitions [Member]
Allocation of purchase price [Abstract]
Cash and cash equivalent		$ 94,587
Prepaid expense and other assets		16,290
Loans receivable, net of allowance for credit losses of $26,410		196,904
Long-term investments		34,360
Identifiable intangible assets	[1]	27,376
Others		6,635
Total assets acquired		376,152
Accrued expenses, payables and liabilities		(237,987)
Borrowings		(29,923)
Others		(2,044)
Total liabilities assumed		(269,954)
Net assets acquired		106,198
Fulfilled by [Abstract]
Cash consideration		263,074
Fair value of non-controlling interests	[2]	39,594
Fair value of previously held interests	[3]	4,103
Goodwill		$ 200,573

[1]	Acquired intangible assets had estimated amortization periods not exceeding eight years.
[2]	Fair value of non-controlling interests was estimated with reference to the recent purchase price per share as of the acquisition date.
[3]	Fair value of previously held interests was estimated based on the purchase consideration payable to similar instruments and recorded a gain of $3,003 in the consolidated statements of operations for the year ended December 31, 2020.